Credit Risk - Disclosure of Interest Rate Profile of Mortgage Assets Stock (Details) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 169,002	£ 167,228
Percentage of residential mortgage loans	100.00%	100.00%
Fixed rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 154,768	£ 150,310
Percentage of residential mortgage loans	92.00%	90.00%
Fixed rate | No later than one year
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 41,873	£ 38,143
Percentage of residential mortgage loans	25.00%	23.00%
Fixed rate | Later than 1 year but no later than 3 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 84,202	£ 85,646
Percentage of residential mortgage loans	50.00%	51.00%
Fixed rate | Later than three years and not later than four years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 11,609	£ 11,268
Percentage of residential mortgage loans	7.00%	7.00%
Fixed rate | Later than four years and not later than five years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 14,104	£ 11,831
Percentage of residential mortgage loans	8.00%	7.00%
Fixed rate | Later than five years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,980	£ 3,422
Percentage of residential mortgage loans	2.00%	2.00%
Variable rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 10,321	£ 12,252
Percentage of residential mortgage loans	6.00%	7.00%
Standard Variable Rate (SVR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 2,454	£ 3,029
Percentage of residential mortgage loans	1.00%	2.00%
Follow on Rate (FoR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,459	£ 1,637
Percentage of residential mortgage loans	1.00%	1.00%